Trade receivables and others (Details) € in Thousands		6 Months Ended
	Aug. 31, 2022 loan	Jun. 30, 2026 EUR (€) loan_agreement	Dec. 31, 2025 EUR (€)
Disclosure of financial assets [Line Items]
Other receivables		€ 176	€ 117
Research tax credit		2,548	6,174
Other tax credits		19	19
Prepaid expenses		1,861	2,387
VAT refund		1,583	909
Trade account receivables		260	391
Prepayments made to suppliers		2,257	2,402
Receivables and others - current		8,704	12,400
Research tax credit			0
Prepaid expenses		126	251
Prepayments made to suppliers			0
Receivables and others - non-current		126	251
Trade receivables and others		8,830	12,651
Non-current research tax credit, 2025		€ 6,174
State guaranteed loan, Societe Generale and BNP Paribas
Disclosure of financial assets [Line Items]
Borrowing, number of loan agreement	2	2
Borrowing, maturity	5 years	5 years
Guarantees
Disclosure of financial assets [Line Items]
Prepaid expenses		€ 375	€ 500